Investment Objectives and Goals - iShares Systematic Alternatives Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES SYSTEMATIC ALTERNATIVES ACTIVE ETF Ticker: IALT Stock Exchange: NASDAQ
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Systematic Alternatives Active ETF (the “Fund”) seeks total return over the long term.